UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08518
                                                    -----------

                             Gabelli Gold Fund, Inc.
                       ----------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                       ----------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                       ----------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                         ------------------

                   Date of fiscal year end: December 31, 2004
                                            ------------------

                  Date of reporting period: September 30, 2004
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


GABELLI GOLD FUND, INC.
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                   MARKET
   SHARES                                          VALUE*
   ------                                          ------
            COMMON STOCKS -- 98.5%
            METALS AND MINING -- 98.5%
            AUSTRALIA -- 7.2%
 2,000,000  Central Asia Gold Ltd.+ .......... $    782,297
 4,500,000  Croesus Mining NL ................    1,760,168
   810,000  Kingsgate Consolidated Ltd. ......    1,760,168
 7,045,000  Lihir Gold Ltd.+ (a) .............    5,585,786
 1,199,287  MPI Mines Ltd.+ ..................    1,667,908
   300,000  Newcrest Mining Ltd. (a) .........    3,327,761
 9,593,750  Oxiana Ltd.+ .....................    5,698,363
   500,000  Sino Gold Ltd.+ ..................      659,158
 3,175,000  Tanami Gold NL+ ..................      379,468
                                               ------------
                                                 21,621,077
                                               ------------
            LATIN AMERICA -- 2.7%
   342,400  Compania de Minas Buenaventura
              SA, ADR ........................    8,132,000
                                               ------------
            NORTH AMERICA -- 61.6%
   729,000  Agnico-Eagle Mines Ltd., New York    10,410,120
    55,000  Agnico-Eagle Mines Ltd., Toronto .      780,096
   865,300  Apollo Gold Corp.+ ...............      704,246
   921,000  Apollo Gold Corp.+ (b) ...........      749,579
   555,400  Arizona Star Resource Corp.+ .....    2,378,624
   900,000  Aurizon Mines Ltd.+ ..............      995,615
 1,000,000  Aurizon Mines Ltd.+ (b) ..........    1,106,238
   500,000  Axmin Inc.+ ......................      276,560
 1,300,000  Axmin Inc.+ (b) ..................      719,055
    50,000  Banro Corp.+ .....................      310,142
   125,000  Banro Corp.+ (b) .................      775,355
   328,000  Barrick Gold Corp. ...............    6,901,120
   876,700  Crystallex International Corp.+ ..    2,954,479
   100,000  Eldorado Gold Corp., New York+ ...      326,000
 1,232,500  Eldorado Gold Corp., Toronto+ ....    3,983,189
   467,500  Eldorado Gold Corp., Toronto+ (b)     1,510,865
 1,475,000  Erdene Gold Inc.+ ................      839,161
   522,500  Freeport-McMoRan Copper &
              Gold Inc., Cl. B ...............   21,161,250
   200,000  Gammon Lake Resources Inc.+ ......    1,161,550
   510,000  Glamis Gold Ltd., New York+ ......    9,552,300
   208,200  Glamis Gold Ltd., Toronto+ .......    3,849,615
   197,600  Goldcorp Inc., New York ..........    2,738,736
   213,200  Goldcorp Inc., Toronto ...........    2,948,125
   102,000  Golden Queen Mining Co. Ltd.+ ....       38,687
 1,000,000  Golden Queen Mining Co. Ltd.+ (b)       379,282
   470,000  Golden Star Resources Ltd.,
              New York+ ......................    2,476,900
   400,000  Golden Star Resources Ltd.,
              Toronto+ .......................    2,095,532
 5,499,188  Guinor Gold Corp.+ ...............    4,649,466
   150,000  Hecla Mining Co.+ ................    1,116,000
   400,000  IAMGOLD Corp., New York ..........    3,212,000
 1,555,060  IAMGOLD Corp., Toronto ...........   12,435,073
    30,000  Ivanhoe Mines Ltd., New York+ ....      171,000
   345,000  Ivanhoe Mines Ltd., Toronto+ .....    1,935,522
   350,000  Jaguar Mining Inc.+ ..............      898,819
   555,000  Kinross Gold Corp., New York+ ....    3,762,900
   449,999  Kinross Gold Corp., Toronto+ .....    3,047,285
   615,295  Meridian Gold Inc., New York+ ....   10,287,732
    70,000  Meridian Gold Inc., Toronto+ .....    1,161,550

                                                   MARKET
   SHARES                                          VALUE*
   ------                                          ------
   550,000  Mexgold Resources Inc.+ .......... $  1,208,170
   300,000  Miramar Mining Corp., New York+ ..      381,000
   750,000  Miramar Mining Corp., Toronto+ ...      948,204
   200,000  Miramar Mining Corp., Toronto+ (b)      252,855
    60,000  Nevsun Resources Ltd., New York+ .      111,600
   775,000  Nevsun Resources Ltd., Toronto+ ..    1,445,221
   175,000  Nevsun Resources Ltd.,
              Toronto+ (b) ...................      326,340
   510,071  Newmont Mining Corp. .............   23,223,533
   800,000  Northern Orion Resources Inc.+ (b)    2,022,836
 1,051,000  Orezone Resources Inc.+ ..........    1,170,961
   150,000  Orezone Resources Inc., Cl. A+ ...      168,000
   174,147  Placer Dome Inc., Australia ......    3,368,024
   753,000  Placer Dome Inc., New York .......   14,969,640
    65,000  Placer Dome Inc., Toronto ........    1,294,299
   838,888  Radius Gold Inc.+ ................      848,466
 1,291,100  River Gold Mines Ltd.+ ...........    2,346,434
   500,000  Strongbow Exploration Inc.+ ......      217,297
 1,000,000  Wesdome Gold Mines Inc.+ (b) .....      869,187
 1,270,000  Wheaton River Minerals Ltd.+ .....    3,983,960
   420,000  Wheaton River Minerals Ltd.+ (b) .    1,317,530
   318,400  Wolfden Resources Inc.+ ..........    1,295,690
                                               ------------
                                                186,569,015
                                               ------------
            SOUTH AFRICA -- 19.9%
    66,700  Anglo American Platinum
              Corp. Ltd. (a) .................    2,866,775
   307,058  AngloGold Ashanti Ltd., ADR ......   11,944,556
   175,000  Durban Roodepoort Deep Ltd.+ (a) .      350,743
 1,550,000  Durban Roodepoort Deep Ltd., ADR+     3,117,050
   125,000  Gold Fields Ltd. (a) .............    1,700,519
 1,283,249  Gold Fields Ltd., ADR ............   17,516,349
   200,000  Harmony Gold Mining Co. Ltd. (a) .    2,714,851
 1,011,326  Harmony Gold Mining Co. Ltd., ADR    13,774,260
    20,000  Impala Platinum Holdings Ltd. (a)     1,608,579
   228,000  Impala Platinum Holdings Ltd., ADR    4,568,801
                                               ------------
                                                 60,162,483
                                               ------------
            SWEDEN -- 0.5%
 1,750,000  Riddarhyttan Resources AB+ .......    1,574,476
                                               ------------
            UNITED KINGDOM -- 6.6%
   255,000  Lonmin plc .......................    5,052,747
   423,333  Monterrico Metals plc+ ...........    4,002,595
 1,067,200  Randgold Resources Ltd., ADR+ ....   10,533,264
   200,000  Trans-Siberian Gold Ltd.+ ........      492,200
                                               ------------
                                                 20,080,806
                                               ------------
            TOTAL COMMON STOCKS ..............  298,139,857
                                               ------------
            PREFERRED STOCKS -- 0.1%
            METALS AND MINING -- 0.1%
            SOUTH AFRICA -- 0.1%
    10,447  Anglo American Platinum Corp.,
              6.380% Cv. Pfd. ................      207,004
                                               ------------
            WARRANTS -- 0.7%
            AUSTRALIA -- 0.0%
 2,375,000  Apollo Gold Mining Ltd.
              expire 11/30/05+ ...............       55,911
                                               ------------

GABELLI GOLD FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                   MARKET
   SHARES                                          VALUE*
   ------                                          ------
            WARRANTS (CONTINUED)
            NORTH AMERICA -- 0.7%
   145,500  Apollo Gold Corp.
              expire 12/23/06+ (a)(b) ........ $      4,768
 1,000,000  Golden Queen Mining Co. Ltd.
              expire 01/20/06+ (a)(b) ........      120,746
   100,000  Golden Star Resources Ltd.
              expire 02/14/07+ ...............      224,408
   300,000  Mexgold Resources Inc.
              expire 02/26/06+ (a)(b) ........      102,537
   527,500  Northern Orion Resources
              expire 05/29/08+ (b) ...........      666,904
   500,000  Tournigan Gold Corp.
              expire 12/31/04+ (a)(b) ........       51,458
   400,000  Wesdome Gold Mines Inc.
              expire 04/23/05+ (a)(b) ........        8,470
   300,000  Wesdome Gold Mines Inc.
              expire 12/29/04+ (a)(b) ........        6,621
   280,000  Wheaton River Minerals Ltd.
              expire 05/30/07+ ...............      539,844
   210,000  Wheaton River Minerals Ltd.
              expire 05/30/07+ (b) ...........      404,883
   500,000  X-Cal Resources Ltd.
              expire 05/30/07+ ...............       29,413
                                               ------------
                                                  2,160,052
                                               ------------
            TOTAL WARRANTS ...................    2,215,963
                                               ------------
  PRINCIPAL
   AMOUNT
   ------
            U.S. GOVERNMENT OBLIGATIONS -- 0.6%
$1,868,000  U.S. Treasury Bills,
              1.537% to 1.705%++,
              10/07/04 to 12/30/04 ...........    1,862,814
                                               ------------
            TOTAL INVESTMENTS -- 99.9%
              (Cost $221,047,065) ............  302,425,638

            OTHER ASSETS AND LIABILITIES
             (NET) -- 0.1% ...................      268,091
                                               ------------
            NET ASSETS -- 100.0% ............. $302,693,729
                                               ============
----------------
              For Federal tax purposes:
              Aggregate cost ................. $221,047,065
                                               ============
              Gross unrealized appreciation .. $ 87,706,077
              Gross unrealized depreciation ..   (6,327,504)
                                               ------------
              Net unrealized appreciation
               (depreciation) ................ $ 81,378,573
                                               ============

                                         % OF
                                        MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE       VALUE
--------------------------              ------      ------
North America .........................  63.0% $190,591,881
South Africa ..........................  20.0%   60,369,487
Asia/Pacific ..........................   7.2%   21,676,988
Europe ................................   7.1%   21,655,282
Latin America .........................   2.7%    8,132,000
                                        ------ ------------
                                        100.0% $302,425,638
                                        ====== ============

----------------
 (a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2004, the market value of fair valued securities amounted to $18,449,614 or 6.1% of total net assets.
 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, Rule 144A securities are considered liquid and the market value amounted to $11,395,509 or 3.8% of total net assets. At September 30, 2004, the Fund held investments in restricted securities that were valued under approved methods by the Board, as follows:

                                      ACQUISITION
  SHARES   ISSUER                         DATE       COST        VALUE
  ------   ------                        ------     ------       ------
  921,000  Apollo Gold Corp. ........  8/28/02   $1,377,941   $   749,579
  145,500  Apollo Gold Corp.
            Warrants expire
            12/23/06 ................ 12/17/02           --         4,768
1,000,000  Aurizon Mines Ltd. .......  6/30/02      752,495     1,106,238
1,300,000  Axmin Inc. ............... 12/20/02      397,833       719,055
  125,000  Banro Corp. ..............  3/25/04      747,161       775,355
  467,500  Eldorado Gold Corp.,
           Toronto ..................  12/6/02      568,659     1,510,865
1,000,000  Golden Queen Mining
             Co. Ltd. ...............  1/13/04      393,794       379,282
1,000,000  Golden Queen Mining
             Co. Ltd.
           Warrants expire
             01/20/06 ...............  1/13/04           --       120,746
  300,000  Mexgold Resources Inc.
            Warrants expire
              02/26/06 ..............  2/13/04           --       102,537
  200,000  Miramar Mining Corp.,
              Toronto ...............  7/24/03      300,679       252,855
  175,000  Nevsun Resources Ltd.,
            Toronto .................  2/12/03      354,761       326,340
  800,000  Northern Orion
            Resources Inc. ..........  5/16/03      760,862     2,022,836
  527,500  Northern Orion
            Resources Inc.
            Warrants expire
            05/29/08 ................  7/30/03           --       666,904
  500,000  Tournigan Gold Corp.
            Warrants expire
            12/31/04 ................  9/23/03           --        51,458
1,000,000   Wesdome Gold
             Mines Inc. ............. 12/22/03    1,016,064       869,187
  400,000  Wesdome Gold Mines Inc.
            Warrants expire 04/23/05.  3/29/04           --         8,470
  300,000  Wesdome Gold Mines Inc.
            Warrants expire 12/29/04. 12/22/03           --         6,621
  420,000  Wheaton River Minerals Ltd. 5/14/02      310,043     1,317,530
  210,000  Wheaton River Minerals Ltd.
            Warrants expire 05/30/07   5/14/02           --       404,883
                                                             ------------
TOTAL RESTRICTED SECURITIES (3.76% OF NET ASSETS) .......... $ 11,395,509
                                                             ============

+     Non-income producing security.
++    Represents annualized yield at date of purchase.
ADR - American Depository Receipt.
* Portfolio securities are valued at the last quoted sale price or closing values. If this is unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Gold Fund, Inc.
           ---------------------------

By (Signature and Title)*       /s/ Bruce N. Alpert
                          ------------------------------------------------------
                                Bruce N. Alpert, Principal Executive Officer


Date     November 26, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                    Bruce N. Alpert, Principal
                                    Executive Officer & Principal
                                    Financial Officer


Date     November 26, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.